Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 24, 2011	Sep. 25, 2010	Sep. 26, 2009	Mar. 24, 2012
Commitments and Contingencies [Abstract]
Rental expense under operating leases	$ 18,868	$ 17,561	$ 17,254
Future minimum rental commitments under noncancelable operating lease agreements [Abstract]
2012	15,836
2013	13,346
2014	11,540
2015	8,480
2016	4,993
2017 and thereafter	4,709
Self Insurance [Abstract]
Accrued insurance liabilities	52,841	55,445		49,858
Portion of the estimated self-insurance liability that exceeds insurance deductibles	$ 17,513	$ 17,990		$ 16,543